Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Total USD ($)
Balances at Dec. 31, 2008		$ 455	$ 170,857	$ (17,823)	$ 618	$ 159,206
Issuance of treasury shares (in Shares) at Dec. 31, 2008	1					3,750
Balances (in Shares) at Dec. 31, 2008	5,099
Comprehensive income:
Net income			18,269		75	18,344
Currency translation adjustments				1,750	14	1,764
Pension and OPEB adjustments				5,003		5,003
Total comprehensive income			18,269	6,753	89	25,111
Issuance of treasury shares		43	18			62
Cash dividends			(6,767)			(6,767)
Balances at Dec. 31, 2009		498	182,377	(11,070)	707	177,612
Balances (in Shares) at Dec. 31, 2009	5,100
Issuance of treasury shares (in Shares) at Dec. 31, 2009	35					128,750
Comprehensive income:
Net income			25,963		66	26,029
Currency translation adjustments				139	(46)	93
Pension and OPEB adjustments				1,549		1,549
Total comprehensive income			25,963	1,688	20	27,671
Purchase of noncontrolling interest		166		(46)	(727)	(607)
Purchase of 31,250 treasury shares		(487)	(143)			(638)
Purchase of 31,250 treasury shares (in Shares)	(8)					31,250
Issuance of treasury shares		2,223	562			2,820
Cash dividends			(7,024)			(7,024)
Balances at Dec. 31, 2010		2,400	201,735	(9,428)		199,834
Balances (in Shares) at Dec. 31, 2010	5,127
Issuance of treasury shares (in Shares) at Dec. 31, 2010	1					6,000
Comprehensive income:
Net income			28,804			28,804
Currency translation adjustments				(886)		(886)
Pension and OPEB adjustments				(5,730)		(5,730)
Total comprehensive income			28,804	(6,616)		22,188
Issuance of treasury shares		144	27			172
Cash dividends			(7,430)			(7,430)
Balances at Dec. 31, 2011		$ 2,544	$ 223,136	$ (16,044)	$ 0	$ 214,764
Balances (in Shares) at Dec. 31, 2011	5,128